Stock Options and Stock-based Compensation (Details 3) (USD $)	9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 237,294	$ 238,495	$ 872,967	$ 345,662	$ 2,399,144	$ 2,636,438
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	210,618	220,840	783,171	268,618
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 26,676	$ 17,655	$ 89,796	$ 77,044